UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 17, 2026

Commission File Number of securitizer: 025-06485

Central Index Key Number of securitizer: 0001976081

Valley Strong Credit Union1

(Exact name of securitizer as specified in its charter)

Nicholas Ambrosini (661) 833-7027

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1 Valley Strong Credit Union (“VSCU”), is filing this Form ABS-15G in its capacity as sponsor of the certain Auto Receivables-Backed Notes transactions (the “Specified Transactions”). In VSCU’s capacity as sponsor, VSCU is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold or contributed by VSCU and its affiliates into the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transaction as to which VSCU may have acted as a securitizer.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Valley Strong Credit Union has indicated by check mark that there is no activity for the annual period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 17, 2026	Valley Strong Credit Union
(Securitizer)

	By:	/s/ Nicholas Ambrosini
Nicholas Ambrosini President/Chief Executive Officer